iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  97 .5%
AAR Corp.
(a)
............................. 478,808 $ 21,498,479
Aerojet Rocketdyne Holdings, Inc.
(a)
............. 1,087,542 60,826,224
AeroVironment, Inc.
(a) (b)
...................... 359,002 30,752,111
Archer Aviation, Inc. , Class A
(a) (b)
................ 2,042,167 3,818,852
Axon Enterprise, Inc.
(a) (b)
..................... 971,261 161,161,338
Boeing Co. (The)
(a) (b)
........................ 1,889,484 359,927,807
BWX Technologies, Inc.
(b)
.................... 1,310,521 76,115,060
Curtiss-Wright Corp.
(b)
....................... 550,345 91,902,112
General Dynamics Corp. ..................... 840,213 208,465,247
HEICO Corp.
(b)
........................... 546,974 84,037,085
HEICO Corp. , Class A ....................... 959,015 114,937,948
Hexcel Corp.
(b)
............................ 1,209,229 71,163,127
Howmet Aerospace, Inc. ..................... 5,289,750 208,469,047
Huntington Ingalls Industries, Inc. ............... 573,283 132,244,922
Kaman Corp. , Class A ....................... 402,530 8,976,419
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 1,809,543 18,674,484
L3Harris Technologies, Inc. ................... 949,337 197,661,457
Lockheed Martin Corp. ...................... 1,569,737 763,661,353
Maxar Technologies, Inc.
(b)
................... 1,067,162 55,214,962
Mercury Systems, Inc.
(a) (b)
.................... 832,997 37,268,286
Moog, Inc. , Class A ........................ 414,051 36,337,116
National Presto Industries, Inc. ................. 72,989 4,996,827
Northrop Grumman Corp.
(b)
................... 382,950 208,941,350
Parsons Corp.
(a) (b)
.......................... 475,830 22,007,137
Raytheon Technologies Corp. ................. 9,893,448 998,446,772
Rocket Lab USA, Inc.
(a) (b)
..................... 3,127,541 11,790,830
Spirit AeroSystems Holdings, Inc. , Class A ......... 1,512,119 44,758,722
Textron, Inc.
(b)
............................ 2,850,626 201,824,321
TransDigm Group, Inc. ...................... 339,298 213,638,986
Triumph Group, Inc.
(a)
....................... 933,823 9,823,818
Virgin Galactic Holdings, Inc.
(a) (b)
................ 3,431,646 11,942,128
Security Shares Value
a
Aerospace & Defense (continued)
Woodward, Inc.
(b)
.......................... 864,336 $ 83,503,501
4,554,787,828
a
Industrial Machinery  —  1 .9%
RBC Bearings, Inc.
(a) (b)
...................... 416,865 87,270,688
a
Leisure Products  —  0 .4%
Smith & Wesson Brands, Inc. .................. 657,628 5,708,211
Sturm Ruger & Co., Inc. ..................... 253,811 12,847,913
18,556,124
a
Total Long-Term  Investments — 99.8%
(Cost: $ 4,287,178,952 ) ............................... 4,660,614,640
a
Short-Term Securities
Money Market Funds  —  2 .9%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.53%
(c) (d) (e)
............................ 124,771,205 124,808,636
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................. 9,984,283 9,984,283
a
Total Short-Term Securities — 2.9%
(Cost: $ 134,742,860 ) ................................ 134,792,919
Total Investments — 102.7%
(Cost: $ 4,421,921,812 ) ............................... 4,795,407,559
Liabilities in Excess of Other Assets — ( 2 .7 ) % ............... (124,396,027)
Net Assets — 100.0% ................................. $ 4,671,011,532
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 30,259,215  $ 94,481,359
(a)
$ —  $ 27,688  $ 40,374  $ 124,808,636  124,771,205  $ 273,294
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,110,000  5,874,283
(a)
—  —  —  9,984,283  9,984,283  72,603  7
$ 27,688  $ 40,374
$ 134,792,919
$ 345,897  $ 7
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Aerospace & Defense ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Index. ................................................................. 98 03/17/23 $ 9,764 $ (190,842)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,660,614,640  $ —  $ —  $ 4,660,614,640
Short-Term Securities
Money Market Funds ...................................... 134,792,919  —  —  134,792,919
$ 4,795,407,559  $ —  $ —  $ 4,795,407,559
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (190,842) $ —  $ —  $ (190,842)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.